Property and Equipment, Net (Details) - TOI Parent Inc. - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net
Less: accumulated depreciation	$ (1,721,078)	$ (1,158,403)	$ (474,969)
Total property and equipment, net	3,517,179	2,104,225	1,550,903
Computers and software
Property and Equipment, Net
Property and equipment, gross	$ 739,853	$ 424,099	160,672
Useful lives	60 months	60 months
Office furniture
Property and Equipment, Net
Property and equipment, gross	$ 305,506	$ 270,761	215,375
Useful lives	80 months	80 months
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	$ 3,181,788	$ 1,684,889	1,159,458
Medical equipment
Property and Equipment, Net
Property and equipment, gross	$ 719,035	$ 515,386	397,896
Useful lives	60 months	60 months
Construction in progress
Property and Equipment, Net
Property and equipment, gross	$ 129,306	$ 204,724	29,320
Equipment capital lease assets
Property and Equipment, Net
Property and equipment, gross	$ 162,769	$ 162,769	$ 63,151